Fixed Assets - Carrying amounts of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed Assets
Balance at the beginning	€ 14,130	€ 15,887
Additions	19,310	153
Disposals	(42)
Accretion of interest	1,665	824
Payments	(4,661)	(2,812)
Foreign currency translation	(315)	78
Balance at the end	30,087	14,130
Current	3,234	2,004
Non-current	€ 26,853	€ 12,126